Investment in Joint Venture (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Joint Ventures Text Block Abstract
Schedule of company’s joint venture
			Participation in investments - %
			2022	2021
Group	Company	Country	Direct participation
Financeira Itaú CBD S.A.	Bellamar Empreendimento e Participação S.A.	Brazil	50.00	50.00

Schedule of financial information of joint venture
	As of December 31,
	2022	2021
Current assets	1	33
Non-current assets	519	433
Current liabilities	-	33
Shareholders equity	520	433
Net income for the year	86	95

Schedule of breakdown
Amount
As of December 31, 2019	320
Equity accounting	27
Capital Increase	51
Equity on other comprehensive income	82
Discontinued operations (note 1.3)	(480)
Corporate restructuring (note 1.3)	769
As of December 31, 2020	769

Share of profit of associates	47
Dividends received	(11)
Dividends receivable	(16)
As of December 31, 2021	789

Share of profit of associates	44
As of December 31, 2022	833